Segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segmented information

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers		7,838	12,205	2,676	—	22,719
Inter-segment		45	210	428	(683)	—
Total operating revenues		7,883	12,415	3,104	(683)	22,719
Operating costs	5	(4,607)	(7,229)	(2,388)	683	(13,541)
Segment profit (1)		3,276	5,186	716	—	9,178
Severance, acquisition and other costs	6	(18)	(150)	(22)	—	(190)
Depreciation and amortization	13, 14	(603)	(3,102)	(145)	—	(3,850)
Finance costs
Interest expense	7					(955)
Interest on post-employment benefit obligations	22					(72)
Other expense	8					(102)
Income taxes	9					(1,039)
Net earnings						2,970
Goodwill	17	3,032	4,497	2,899	—	10,428
Indefinite-life intangible assets	14	3,891	1,692	2,645	—	8,228
Capital expenditures		731	3,174	129	—	4,034

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2016	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers		7,117	11,917	2,685	—	21,719
Inter-segment		42	187	396	(625)	—
Total operating revenues		7,159	12,104	3,081	(625)	21,719
Operating costs	5	(4,156)	(7,062)	(2,338)	625	(12,931)
Segment profit (1)		3,003	5,042	743	—	8,788
Severance, acquisition and other costs	6	(6)	(130)	1	—	(135)
Depreciation and amortization	13, 14	(555)	(2,816)	(137)	—	(3,508)
Finance costs
Interest expense	7					(888)
Interest on post-employment benefit obligations	22					(81)
Other income	8					21
Income taxes	9					(1,110)
Net earnings						3,087
Goodwill	17	2,304	3,831	2,823	—	8,958
Indefinite-life intangible assets	14	3,663	1,640	2,640	—	7,943
Capital expenditures		733	2,936	102	—	3,771

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products

Revenues by services and products

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Services
Wireless	7,308	6,602
Data	7,146	6,791
Local and access	3,161	3,089
Long distance	639	741
Media	2,676	2,685
Other services	213	182
Total services	21,143	20,090
Products
Wireless	530	515
Data	519	559
Equipment and other	527	555
Total products	1,576	1,629
Total operating revenues	22,719	21,719